Related Party Transactions - Narrative (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 USD ($)	Jan. 03, 2023
Related Party Transaction [Line Items]
Reinsurance, profit commission, percentage	0.200
Reinsurance, profit commission, hurdle rate of return, percentage	0.050
Insurance commissions	$ 106,500,000	$ 61,700,000	$ 57,000,000
Related Party
Related Party Transaction [Line Items]
Other receivables	173,300,000	0
Amounts due to Fidelis MGU	$ 334,500,000	0
Framework Agreement | Related Party
Related Party Transaction [Line Items]
Related party transaction, agreement duration	10 years
Reinsurance, ceded commission, percentage	0.115
Property management fee, percent fee	3.00%
Other receivables	$ 173,300,000
Amounts due to Fidelis MGU	334,500,000
Insurance commissions	54,400,000
Payments for commissions	31,600,000
Origination of notes receivable from related parties				$ 4,500,000
Notes receivable	0	$ 4,500,000
Framework Agreement | Related Party | Policy Acquisition Expenses
Related Party Transaction [Line Items]
Insurance commissions	15,900,000
Framework Agreement | Related Party | General and Administrative Expense
Related Party Transaction [Line Items]
Costs and expenses, related party	5,600,000
Related party transaction, purchases from related party	$ 2,300,000
Group | Fidelis MGU
Related Party Transaction [Line Items]
Subsidiary, ownership percentage, noncontrolling owner					9.90%
Group | Framework Agreement | Related Party | Fidelis MGU
Related Party Transaction [Line Items]
Subsidiary, ownership percentage, noncontrolling owner					9.90%